LIQUIDITY	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
LIQUIDITY [Abstract]
LIQUIDITY

NOTE 2 – LIQUIDITY

As reflected in the accompanying unaudited consolidated financial statements, the Company had a net loss of $3,612,938 for the six months ended June 30, 2020. During the same period, net cash used in operating activities was $3,152,753 The working capital surplus and accumulated deficit as of June 30, 2020 were $4,991,582 and $36,353,653 respectively. In previous financial reports, the Company had raised substantial doubt about continuing as a going concern. This was principally due to a lack of working capital prior to an underwritten offering which was completed during the first quarter of 2020 (the “2020 Offering”).

Upon completion of the 2020 Offering, management raised sufficient working capital to meet its needs for the next 12-months without the need to raise further capital. Since the advent of the Covid-19 pandemic, the Company has experienced a significant slowdown in closing new projects due to cautious actions by current and potential clients.  We continue to be successful in identifying new business opportunities and are focused on re-establishing a backlog of projects. Most importantly, the Company’s success in increasing its working capital surplus after receiving proceeds from the 2020 Offering of more than $8.1 million has given us the runway required to maintain our business strategy overall.  Management has been and continues to take actions including, but not limited to, elimination of certain costs that did not contribute to short term revenue, re-aligning management with a focus on improving certain skill sets necessary to build growth and profitability and focusing product strategy on opportunities that are likely to bear results in the relatively short term.

Management believes that we have eliminated the substantial doubt for the Company to continue as a going concern. We are executing the plan to grow our business and achieve profitability without the requirement to raise additional capital for existing operations. In the long run, the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing the plan described above, generate sufficient revenue and to attain consistently profitable operations. Although the current global pandemic related to the Novel Coronavirus (Covid-19)  has affected our operations,  and we do believe this is  expected to be a long-term issue, the Company cannot currently quantify the uncertainty related to the recent pandemic and its effects on the business in the coming quarters. We have analyzed our cash flow under “stress test” conditions and have determined that we have sufficient liquid assets on hand to maintain operations for at least 12 months from the date of this report.

NOTE 2 – LIQUIDITY

As reflected in the accompanying consolidated financial statements, the Company had a net loss of $2,470,882 for the year ended December 31, 2019. During the same period, cash used in operating activities was $4,019,560. The working capital deficit and accumulated deficit as of December 31, 2019 were $607,372 and $32,740,715 respectively. In previous financial reports, the Company had raised substantial doubt about continuing as a going concern. This was principally due to a lack of working capital prior to a capital raise which was completed in late 2017 (the “2017 Offering”). Prior to this event, the Company was carrying significant debt obligations including a senior secured note with cash interest payments.

Upon completion of the Company’s offering of equity securities in 2017, management eliminated all debt other than for normal course of business financing which reduced monthly obligations for interest payments.  The Company continues to be successful in attracting new business and establishing a backlog of projects. Most importantly, the Company has been successful in increasing its working capital cushion substantially after receiving proceeds of more than $2.3 million in connection with warrant exercises during 2019, obtaining $1,330,000 in short-term loans, net of discounts of which $330,000 has already been repaid, and completing an equity raise in 2020 in connection with an up listing to Nasdaq, of more than $8.2 million after payment of banking fees and expenses.

Management continues to believe that we have alleviated the substantial doubt for the Company to continue as a going concern. We are executing the plan to grow our business and achieve profitability without the requirement to raise additional capital for existing operations other than encouraging early conversions of cash warrants. Ultimately, the continuation of the Company as a going concern is dependent upon the ability of the Company to continue executing the plan described above, generate sufficient revenue and to attain consistently profitable operations. Additionally, the Company expects potential further warrant exercises, in addition to potential capital raises of its equity or debt securities, though no guarantees can be made with respect to the foregoing. Management will continue to evaluate these plans in future filings.